NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE PROSPECTUS DATED JANUARY 31, 2019

Susan Wager is no longer a portfolio manager of Nuveen Gresham Diversified Commodity Strategy Fund. Randy Migdal, John Clarke and Chad Kemper will continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GREDCP-1019P

NUVEEN GRESHAM MANAGED FUTURES STRATEGY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE PROSPECTUS DATED NOVEMBER 15, 2018

Effective November 25, 2019, Hiroshi Hamazaki will be named a portfolio manager of Nuveen Gresham Managed Futures Strategy Fund. Michael Magers will continue to serve as a portfolio manager of the Fund until November 25, 2019. Jonathan Spencer and Xiong Lin will continue to serve as portfolio managers for the Fund.

Hiroshi Hamazaki is a Trader in the Term Structure Monetization (TSM) division of Gresham Investment Management LLC (“Gresham”) and the Head Trader for Gresham’s Managed Futures Strategy. He joined Gresham in 2013 and previously served as the Director of Performance Analytics.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GMFP-1019P

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2019

Susan Wager is no longer a portfolio manager of Nuveen Gresham Diversified Commodity Strategy Fund. Randy Migdal, John Clarke and Chad Kemper will continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GREDCSAI-1019P

NUVEEN GRESHAM MANAGED FUTURES STRATEGY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 15, 2018

Effective November 25, 2019, Hiroshi Hamazaki will be named a portfolio manager of Nuveen Gresham Managed Futures Strategy Fund. Michael Magers will continue to serve as a portfolio manager of the Fund until November 25, 2019. Jonathan Spencer and Xiong Lin will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GMFSAI-1019P